Related Party Transactions (Details) - Schedule of purchases from related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase from a relate party
Total	$ 464,784	$ 2,876,993	$ 2,021,934
Q Green Techcon Private Limited. [Member]
Purchase from a relate party
Total	228,838	1,039,152
Shexian Ruibo [Member]
Purchase from a relate party
Total	$ 235,946	$ 1,837,841	$ 2,021,934